Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Plan's Assets Measured at Fair Value on a Recurring Basis

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets measured at fair value on a recurring basis as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Mutual funds	$785,957,162	$—	$—	$785,957,162
Money market fund	32,491,794	—	—	32,491,794
UMB company stock	21,348,783	—	—	21,348,783
Total assets in the fair value hierarchy	839,797,739	—	—	839,797,739
Collective investment trust				117,202,380
Total investments at fair value				$957,000,119

The following table sets forth by level, within the fair value hierarchy, the Master Trust’s assets measured at fair value on a recurring basis as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Mutual funds	$569,017,347	$—	$—	$569,017,347
Money market funds	29,916,843	—	—	29,916,843
UMB company stock	91,095,797	—	—	91,095,797
Total assets in the fair value hierarchy	690,029,987	—	—	690,029,987
Collective investment trust				87,567,734
Total investments at fair value				$777,597,721